OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the year ended December 31, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	71,236	—	71,236
Voyage charter revenues	37,818	626,177	663,995
Other income	—	14,150	14,150
Total	109,054	640,327	749,381

The lease and non-lease components of our revenues in the year ended December 31, 2020 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	185,788	—	185,788
Voyage charter revenues	606,969	406,099	1,013,068
Other income	—	22,331	22,331
Total	792,757	428,430	1,221,187

The lease and non-lease components of our revenues in the year ended December 31, 2019 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	35,433	—	35,433
Voyage charter revenues	292,720	594,775	887,495
Finance lease interest income	690	—	690
Other income	—	33,704	33,704
Total	328,843	628,479	957,322

Schedule of Contract Assets	As at December 31, 2021 and December 31, 2020, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues were therefore accounted for under ASC 606:

(in thousands of $)	2021	2020
Voyages in progress	38,145	27,621
Trade accounts receivable	60,568	25,615
Related party receivables	5,397	7,195
Other current assets	3,813	2,527
Total	107,923	62,958